Restatement of Previously Issued Financial Restatements - Consolidated Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Cash flows from operating activities:
Net income attributable to common shareholders	$ 934	$ 675	$ 1,874	$ 1,522	$ 2,573	$ 2,806	$ 2,509
Adjustments to reconcile net income to net cash provided by operating activities:
Net amortization of premium/discount on securities			483	620	1,135	910	1,024
Depreciation			466	390	1,071	1,382	1,116
Provision for loan losses			0	75	75	656	1,910
Net realized gain on sale of securities			(29)	(4)	(63)	(60)	168
Other-than-temporary impairment on mortgage-backed securities						0	78
Amortization of core deposit intangible	38	21	81	35	111	57	57
Amortization of restricted stock			31	53	46	96	66
Stock based compensation expense			15	32	33	59	43
Loss on sale of office properties			2	0	0	8	323
Provision (benefit) for deferred income taxes			450	267	449	(141)	1,012
Net (gains) losses from disposals of foreclosed and repossessed assets			(5)	(79)	(70)	31	(71)
Provision for valuation allowance on foreclosed properties					0	57	74
Increase in accrued interest receivable and other assets			(405)	(1,521)	698	(460)	(673)
(Decrease) increase in other liabilities			(1,700)	18	(402)	376	200
Total adjustments			(611)	(114)	3,125	2,971	5,327
Net cash provided by operating activities			1,263	1,408	5,698	5,777	7,836
Cash flows from investing activities:
Purchase of investment securities			(15,739)	(14,404)	(19,665)	(54,232)	(20,506)
Purchase of bank owned life insurance			(3,500)	0		0	(3,000)
Net decrease (increase) in interest-bearing deposits			0	0	7,241	(2,747)	1,743
Proceeds from sale of securities available for sale			10,644	3,725	21,712	29,285	23,491
Principal payments on investment securities			3,968	5,289	16,183	8,171	6,892
Proceeds from sale of non-marketable equity securities			953	0	0	889	0
Purchase of Federal Reserve Bank (FRB) stock			(331)	0	(3)	0	(2,215)
Proceeds from sale of foreclosed properties			429	610	1,261	1,323	2,342
Net decrease in loans			38,773	(348)	2,846	17,927	(33,455)
Net capital expenditures			(298)	(518)	(961)	(331)	(485)
Net cash received in business combinations			0	10,001	20,658	0	159
Net cash provided by investing activities			34,906	4,355	49,272	285	(25,034)
Cash flows from financing activities:
Net decrease in Federal Home Loan Bank advances			1,200	2,583	(2,600)	0	8,891
Net (decrease) increase in deposits			(26,748)	(9,596)	(76,772)	6,531	2,369
Surrender of restricted shares of common stock			(17)	(42)	(50)	(36)	(22)
Exercise of common stock options			59	95	290	299	0
Cash dividends paid			(843)	(629)	(629)	(418)	(207)
Net cash (used in) provided by financing activities			(26,365)	(7,623)	(68,796)	6,376	11,031
Net (decrease) increase in cash and cash equivalents			9,804	(1,860)	(13,826)	12,438	(6,167)
Cash and cash equivalents at beginning of period			10,046	23,872	23,872	11,434	17,601
Cash and cash equivalents at end of period	$ 19,850	22,012	$ 19,850	22,012	10,046	23,872	11,434
Previously Reported
Cash flows from operating activities:
Net income attributable to common shareholders						2,614	1,783
Adjustments to reconcile net income to net cash provided by operating activities:
Net amortization of premium/discount on securities						910	1,024
Depreciation						1,382	1,116
Provision for loan losses						656	1,910
Net realized gain on sale of securities						(60)	168
Other-than-temporary impairment on mortgage-backed securities						0	78
Amortization of core deposit intangible						57	57
Amortization of restricted stock						96	66
Stock based compensation expense						59	43
Loss on sale of office properties						8	323
Provision (benefit) for deferred income taxes						(471)	943
Net (gains) losses from disposals of foreclosed and repossessed assets						31	(71)
Provision for valuation allowance on foreclosed properties						57	74
Increase in accrued interest receivable and other assets						(130)	(604)
(Decrease) increase in other liabilities						568	926
Total adjustments						3,163	6,053
Net cash provided by operating activities						5,777	7,836
Cash flows from investing activities:
Purchase of investment securities						(54,232)	(20,506)
Purchase of bank owned life insurance						0	(3,000)
Net decrease (increase) in interest-bearing deposits						(2,747)	1,743
Proceeds from sale of securities available for sale						29,285	23,491
Principal payments on investment securities						8,171	6,892
Proceeds from sale of non-marketable equity securities						889	0
Purchase of Federal Reserve Bank (FRB) stock						0	(2,215)
Proceeds from sale of foreclosed properties						1,323	2,342
Net decrease in loans						17,927	(33,455)
Net capital expenditures						(331)	(485)
Net cash received in business combinations						0	159
Net cash provided by investing activities						285	(25,034)
Cash flows from financing activities:
Net decrease in Federal Home Loan Bank advances						0	8,891
Net (decrease) increase in deposits						6,531	2,369
Surrender of restricted shares of common stock						(36)	(22)
Exercise of common stock options						299	0
Cash dividends paid						(418)	(207)
Net cash (used in) provided by financing activities						6,376	11,031
Net (decrease) increase in cash and cash equivalents						12,438	(6,167)
Cash and cash equivalents at beginning of period				23,872	23,872	11,434	17,601
Cash and cash equivalents at end of period						23,872	11,434
Restatement Adjustment
Cash flows from operating activities:
Net income attributable to common shareholders		$ (26)		(39)		192	726
Adjustments to reconcile net income to net cash provided by operating activities:
Provision (benefit) for deferred income taxes						330	69
Increase in accrued interest receivable and other assets						(330)	(69)
(Decrease) increase in other liabilities						(192)	(726)
Total adjustments						(192)	(726)
Net cash provided by operating activities						0	0
Cash flows from investing activities:
Net cash provided by investing activities						0	0
Cash flows from financing activities:
Net cash (used in) provided by financing activities						0	0
Net (decrease) increase in cash and cash equivalents						0	0
Cash and cash equivalents at beginning of period				$ 0	$ 0	0
Cash and cash equivalents at end of period						$ 0	$ 0